ASSETS HELD FOR SALE - Narrative (Details) CAD in Millions, $ in Billions			6 Months Ended		12 Months Ended
	Nov. 01, 2016 USD ($)	Mar. 01, 2016 CAD	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of assets, net of transaction costs					CAD 6		CAD 196
Gain (loss) on disposal					(833)	CAD (125)	CAD 117
Disposal group, not discontinued operations | Ravenswood, Ironwood, Kibby Wind and Ocean State Power
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of assets, net of transaction costs | $	$ 2.2
Gain (Loss) on Disposition of Property Plant Equipment					829
Gain (Loss) on Disposition of Property Plant Equipment, Net of Tax					863
Foreign currency translation gain on assets held for sale					CAD 70
Disposal group, not discontinued operations | TC Offshore LLC
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on disposal		CAD (4)				CAD (125)
Scenario, Forecast | Disposal group, not discontinued operations | TC Hydro
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of assets, net of transaction costs | $			$ 1.1
Gain (Loss) on Disposition of Property Plant Equipment				CAD 710
Gain (Loss) on Disposition of Property Plant Equipment, Net of Tax				440
Foreign currency translation gain on assets held for sale				CAD 5